Finance Lease Receivables - Schedule of Finance Lease Receivable (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
Gross investment in finance lease receivables	¥ 245,124,532	$ 37,566,978	¥ 749,932,364
Less: unearned income	(12,191,011)	(1,868,355)	(72,046,860)
Net investment in finance lease receivables	232,933,521	35,698,623	677,885,504
Less: allowance for finance lease receivables	(24,549,329)	(3,762,349)	(39,933,036)
Finance lease receivables, net	¥ 208,384,192	$ 31,936,274	¥ 637,952,468